Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended		2 Months Ended			3 Months Ended	4 Months Ended				5 Months Ended			6 Months Ended	7 Months Ended		8 Months Ended		10 Months Ended			11 Months Ended		12 Months Ended	13 Months Ended		14 Months Ended		16 Months Ended			17 Months Ended		19 Months Ended		20 Months Ended		22 Months Ended			23 Months Ended	25 Months Ended		26 Months Ended	28 Months Ended		31 Months Ended	34 Months Ended		40 Months Ended	46 Months Ended	52 Months Ended
	Jan. 31, 2025	Jan. 28, 2025	Dec. 12, 2023	Jul. 11, 2023	May 19, 2023	Jan. 10, 2023	Oct. 04, 2022	Mar. 16, 2021	Feb. 28, 2025	Jul. 31, 2023	Mar. 31, 2025	Jan. 31, 2024	Jul. 31, 2023	Apr. 30, 2025	May 31, 2025	Oct. 31, 2023	Jan. 31, 2023	Jul. 31, 2021	Jun. 30, 2025	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2025	Jan. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jan. 31, 2022	Oct. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2024	Jul. 31, 2022	Apr. 30, 2025	Oct. 31, 2024	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jan. 31, 2023	Apr. 30, 2025	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025
C000219258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value								$ 10,000										$ 10,775											$ 10,345										$ 9,531									$ 9,422						$ 9,463			$ 9,887	$ 10,419	$ 10,646	$ 10,509
C000225367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value								10,000										10,322											10,067										9,784									9,805						9,879			10,140	10,297	10,476	10,504
C000238207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value							$ 10,000										$ 10,466											$ 10,962										$ 11,549									$ 12,039						$ 12,525			$ 12,886
C000239899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value						$ 10,000																		$ 10,473										$ 10,955									$ 11,342								$ 11,724				$ 12,032
C000242803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value					$ 10,000								$ 10,214								$ 10,128					$ 10,797					$ 10,784					$ 11,151					$ 11,312				$ 11,496				$ 11,590			$ 11,875
C000242862 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value				$ 10,000						$ 10,011						$ 10,014							$ 10,199				$ 10,239						$ 10,355				$ 10,448					$ 10,524				$ 10,559				$ 10,692
C000246586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value			$ 10,000									$ 10,248								$ 9,966					$ 10,484					$ 10,502					$ 10,496					$ 10,724				$ 10,860
C000255648 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,001	$ 10,000							$ 10,049		$ 9,985			$ 9,933	$ 10,143				$ 10,203			$ 10,284
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Municipal Bond Index
Accumulated Value				10,000				10,000								9,551		10,209									10,225		9,892								10,477		9,502							10,395		9,571						9,590			9,848	9,949	10,053	9,948
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Universal Index
Accumulated Value		10,000			$ 10,000	10,000	10,000		10,207		10,204			10,240	10,189				10,347		$ 9,601			10,069							$ 10,123			10,412							$ 10,676		10,644								10,714				11,070
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000									$ 10,232								$ 9,923					$ 10,425					$ 10,451					$ 10,444					$ 10,719				$ 10,778
Bloomberg Custom Blend Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Custom Blend Benchmark
Accumulated Value								10,000										10,172											9,899										9,661									9,746						9,761			10,012	10,107	10,250	10,306
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Municipal High Yield Bond Index
Accumulated Value								10,000										10,530											10,271										9,671									9,590						9,652			9,981	10,557	10,742	10,466
Bloomberg Custom Blend Muni Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Custom Blend Muni Index
Bloomberg Municipal 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Municipal 3-10 Year Index
Accumulated Value								$ 10,000										$ 10,124											$ 9,814										$ 9,647									$ 9,726						$ 9,685			$ 9,923	$ 9,946	$ 10,099	$ 10,288
Morningstar LSTA Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Morningstar LSTA Leveraged Loan Index
Accumulated Value							$ 10,000										$ 10,471											$ 10,999										$ 11,636									$ 12,149						$ 12,680			$ 13,059
J P Morgan Collateralized Loan Obligation AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																J.P. Morgan Collateralized Loan Obligation AAA Index
Accumulated Value						$ 10,000																		$ 10,493										$ 10,924									$ 11,305								$ 11,681				$ 11,980
Bloomberg California Municipal 0 2 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg California Municipal 0-2 Year Index
Accumulated Value				$ 10,000						$ 10,014						$ 10,028							$ 10,190				$ 10,222						$ 10,345				$ 10,417					$ 10,503				$ 10,549				$ 10,681
J P Morgan CLO High Quality Mezzanine Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,007	$ 10,000							$ 10,055		$ 10,016			$ 9,994	$ 10,167				$ 10,241			$ 10,327